Share capital - Shares authorised and issued (Details)	3 Months Ended
Mar. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	121,210,648
Exercise of share-based payment awards (in shares)	516,487
Number of shares issued, ending balance (in shares)	121,727,135
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	120,886,527
Exercise of share-based payment awards (in shares)	516,487
Number of shares issued, ending balance (in shares)	121,403,014
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	324,121
Exercise of share-based payment awards (in shares)	0
Number of shares issued, ending balance (in shares)	324,121